Dividends (Details) € / shares in Units, € in Millions								12 Months Ended
	Nov. 30, 2017 EUR (€) € / shares	Oct. 25, 2017 $ / shares	Aug. 31, 2017 EUR (€) € / shares	Jul. 26, 2017 $ / shares	May 31, 2017 EUR (€) € / shares	Apr. 27, 2017 $ / shares	Mar. 01, 2017 EUR (€) € / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€) € / shares
Dividends
Interim dividend paid								€ (148)	€ (270)
Dividend One
Dividends
Interim dividend paid							€ (64)	(64)
Interim dividend per share | € / shares							€ 0.30		€ 0
Dividend Two
Dividends
Interim dividend paid					€ (29)			(29)
Interim dividend per share | € / shares					€ 0.13				€ 0
Interim dividend declared | $ / shares						$ 0.14
Dividend Three
Dividends
Interim dividend paid			€ (27)					(27)	€ (270)
Interim dividend per share | € / shares			€ 0.12						€ 1.34
Interim dividend declared | $ / shares				$ 0.14
Dividend Four
Dividends
Interim dividend paid	€ (28)							€ (28)
Interim dividend per share | € / shares	€ 0.12								€ 0
Interim dividend declared | $ / shares		$ 0.14